Filed Pursuant to Rule 497(e)

1933 Act File No.: 333-32798

1940 Act File No.: 811-08727

EXPLANATORY NOTE

On behalf of SunAmerica Senior Floating Rate Fund, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are eXtensible Business Reporting Language (“XBRL”) exhibits containing interactive data format risk/return summary information that mirrors the fees and expenses table risk/return summary information contained in the supplement to the Prospectus dated April 30, 2013, as supplemented March 10, 2014 pursuant to Rule 497(e).  The purpose of this filing is to submit the XBRL exhibits for the risk/return summary information provided in the 497(e) filing (SEC Accession No. 0001193125-14-091761).